Offerings - Offering: 1	Mar. 13, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary Shares, nominal value $0.12 per share
Amount Registered | shares	3,603,598
Proposed Maximum Offering Price per Unit	1.9175
Maximum Aggregate Offering Price	$ 6,909,899.17
Fee Rate	0.01381%
Amount of Registration Fee	$ 954.26
Offering Note	1) Represents A ordinary shares, nominal value $0.12 per share (the "Ordinary Shares") that may be issued under the Amended and Restated VivoPower International PLC 2017 Omnibus Equity Incentive Plan (the "Plan"). Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), this registration statement shall also cover any additional A Ordinary Shares that become issuable under the Plan as a result of any stock dividend, stock split, recapitalization or similar transaction effected without the Registrant's receipt of consideration which would increase the number of outstanding A Ordinary Shares. (2) Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(c) and Rule 457(h) promulgated under the Securities Act on the basis of the average of the high and the low price of Registrant's Common Stock as reported on The Nasdaq Capital Market on March 12, 2026.